ABS Long/Short Strategies Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)

	Original
	Acquisition			Redemptions	Redemption
	Date	Cost	Fair Value	Permitted	Notice Period
INVESTMENTS IN PORTFOLIO FUNDS*[a] ‒ 94.2%
ASIAN EQUITY LONG/SHORT ‒ 6.8%
Kylin Offshore Fund Ltd.	2/1/2012 [b]	$52,126	$51,900	Quarterly	60 Days
Pleiad Asia Equity Offshore Feeder Fund	11/1/2020	3,500,000	4,247,491	Quarterly	60 Days [d]
Pleiad Asia Offshore Feeder Fund	10/1/2014 [b]	5,850,714	8,333,616	Quarterly	60 Days [c,d]
		9,402,840	12,633,007
CHINA EQUITY LONG/SHORT ‒ 5.3%
IvyRock China Focus Feeder Fund - Class C	4/1/2019	4,335,926	9,937,446	Monthly	30 Days [e]

COMMODITY RELATED EQUITY ‒ 4.2%
Lansdowne Energy Dynamics Fund Limited Class D	4/1/2018	6,057,485	7,807,180	Monthly	90 Days [c]

EUROPEAN EQUITY LONG/SHORT ‒ 5.2%
Engadine Equity Fund - Institutional E	7/1/2017	4,583,705	4,567,283	Quarterly	45 Days
Rye Bay European Fund Ltd. - Class A	7/1/2017	4,453,192	5,059,947	Quarterly	65 Days
		9,036,897	9,627,230
FINANCIAL EQUITY LONG/SHORT ‒ 4.0%
Azora Offshore Fund, Ltd.	5/1/2018	5,721,540	7,541,241	Quarterly	45 Days
		5,721,540	7,541,241
GLOBAL EQUITY LONG/SHORT ‒ 17.7%
140 Summer Partners Offshore Ltd.	7/1/2020	4,000,000	4,562,544	Quarterly	60 Days [d]
One01 Capital Partners, Ltd.	5/1/2020	6,500,000	9,367,912	Quarterly	45 Days [f]
Riposte Global Opportunity Fund, L.P. Founders 2	2/1/2016	3,533,381	5,091,284	Quarterly	30 Days
Saya Offshore Fund Ltd. - Class B	8/1/2017	3,260,675	3,691,442	Quarterly	45 Days
TPG Public Equity Partners-B, Ltd.	1/1/2016	9,194,398	10,269,292	Quarterly	60 Days [d]
		26,488,454	32,982,474
HEALTH CARE EQUITY LONG/SHORT ‒ 11.3%
Averill Fund, Ltd.	11/1/2020	4,000,000	3,506,822	Quarterly	60 Days [d]
Camber Capital Fund, L.P.	1/1/2016	4,541,457	6,647,087	Quarterly	90 Days [c]
Iron Triangle Offshore Fund Ltd.	9/1/2020	4,000,000	4,257,342	Quarterly	60 Days
Logos Global Offshore Fund Ltd.	9/1/2019	4,400,000	6,443,237	Quarterly	60 Days
		16,941,457	20,854,488
LATIN AMERICA ‒ 4.2%
Sagil Latin American Opportunities Fund - Class B	4/1/2017	6,250,000	7,833,467	Monthly	90 Days

REAL ESTATE LONG/SHORT ‒ 1.1%
Long Pond Offshore, Ltd.	6/1/2011 [b]	1,793,761	2,006,193	Quarterly	60 Days

TMT EQUITY LONG/SHORT ‒ 21.1%
Altimeter Offshore Ltd. - Class A1	11/1/2013 [b]	3,356,611	5,495,116	Semi-Annually	60 Days
Atreides Foundation Fund, L.P.	12/1/2020	5,000,000	5,177,999	Quarterly	60 Days [g,h]
Seligman Tech Spectrum Fund L.L.C.	1/1/2016	5,321,632	7,312,364	Monthly	30 Days
SoMa Offshore, Ltd. Class A Founders	1/1/2017	6,930,066	13,632,549	Quarterly	60 Days
Toronado Offshore Fund, Ltd. - Class A	8/1/2018	6,200,000	7,633,161	Quarterly	45 Days [g,h]
		26,808,309	39,251,189

ABS Long/Short Strategies Fund
SCHEDULE OF INVESTMENTS ‒ Continued
As of January 31, 2021 (Unaudited)

	Original
	Acquisition			Redemptions	Redemption
	Date	Cost	Fair Value	Permitted	Notice Period
INVESTMENTS IN PORTFOLIO FUNDS (Continued)
U.S. EQUITY LONG/SHORT ‒ 10.5%
Antero Peak Long/Short Offshore Fund Ltd.	1/1/2019	$10,910,605	$13,711,180	Quarterly	30 Days
StackLine Partners Offshore Fund, Ltd. - Class F	5/1/2018	4,563,863	5,793,268	Quarterly	60 Days [d]
		15,474,468	19,504,448
U.S. SMALL CAP ‒ 2.8%
Medina Singh Investment Partners, L.P.	8/1/2020	5,000,000	5,219,639	Quarterly	30 Days
		5,000,000	5,219,639

TOTAL INVESTMENTS IN PORTFOLIO FUNDS ‒ 94.2%		133,311,137	175,198,002

TOTAL INVESTMENTS ‒ 94.2%		133,311,137	175,198,002

Other Assets in Excess of Liabilities ‒ 5.8%			10,746,523
SHAREHOLDERS' CAPITAL ‒ 100.0%			$185,944,525

*	All Portfolio Funds are non-income producing securities.
[a]	Portfolio Funds are issued in private placement transactions and as such are restricted as to resale. The total cost and fair value of these restricted investments as of January 31, 2021 was $133,311,137 and $175,198,002 respectively.
[b]	Reflects original acquisition date of the investment transferred from the Predecessor Fund (Note 1).
[c]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10-25% of the fair value of the investment in the Portfolio Fund.
[d]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Portfolio Fund per quarter.
[e]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 30% of the fair value of the investment in the Portfolio Fund.
[f]	Withdrawals from this Portfolio Fund are permitted after a one-year lockup period from the date of the initial investment.
[g]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 50% of the fair value of the investment in the Portfolio Fund per quarter.
[h]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 50% of the fair value of the investment in the Portfolio Fund.